INCOME TAXES - Reconciliation of Actual Income Tax Expense Percent and the PRC Statutory Tax Rate (Details) - CNY (¥)		9 Months Ended	12 Months Ended
	Oct. 26, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2017
PRC statutory income tax rate (as a percent)		25.00%	25.00%		25.00%
Difference between actual income tax expense and amount computed by applying the PRC statutory income tax rate to earnings (loss) before income taxes
Computed "expected" income tax expense		¥ (18,728,237)	¥ (17,013,369)		¥ (14,555,699)
Increase (decrease) in valuation allowance		9,261,477	(14,570,083)		11,276,245
Entities not subject to income tax		8,244,168	4,896,732		2,118,266
Non-deductible expenses
Entertainment		98,299	255,843		101,297
Share-based compensation		1,696,514	2,427,342		1,228,581
Bad debt loss		(96,683)	25,206		26,976
Additional deduction of research and development costs		(951,062)	(447,525)		(1,369,974)
Withholding tax related to undistributed earnings		(2,109,096)			2,109,096
Gain from discharge of intercompany payables			25,594,493
Investment loss from sale of non-redeemable non-controlling interests			(1,725,000)
Other		475,524	¥ 556,361		583,018
Total income tax expense (benefit)		¥ (2,109,096)		¥ (591,290)	¥ 1,517,806
ATA Testing | Limited Partnership | Muhua Shangce
Non-deductible expenses
Percentage of equity interest sold	24.00%		24.00%